F U N D P R O F I L E

EDGAR Submission Type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

Fidelity Value Discovery Fund

Fidelity
Value Discovery
Fund

[Effective Date]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity at 1-800-544-8544 or visiting Fidelity's web site at www.fidelity.com

.(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

[Item Code Number] FVD-profile-0902

Investment Summary

Investment Objective

Fidelity Value Discovery Fund seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual fund operating expenses (paid from fund assets)

Management fee	%
Distribution and/or Service (12b-1) fees	None
Other expensesA	%
Total annual fund operating expenses B	%

A Based on estimated amounts for the current fiscal year.

B Effective December __, 2002 FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, and brokerage commissions, as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$
3 years	$

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ) serves as a sub-adviser for the fund. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund. FMRC is an affiliate of FMR.

Scott Offen is manager of Fidelity Value Discovery Fund, which he has managed since its inception. Since joining Fidelity Investments in 1992, Mr. Offen has worked as an equity analyst and portfolio manager.

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum subsequent purchase amount is $250 , and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

The fund normally pays dividends and capital gain distributions in December and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

  24 hour telephone assistance, 1-800-544-6666;
  TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
  Fidelity's web site, www.fidelity.com;
  Fidelity Automated Service Telephone (FAST®) (an automated service for obtaining account information by phone), 1-800-544-5555;
  Over 75 walk-in Investor Centers nationwide;
  Exchange privileges among Fidelity funds; and
  Regular investment and withdrawal plans

Fidelity Investments & (Pyramid) Design and FAST are registered trademarks of FMR Corp.

====================Front of Application======================
FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)

NEW ACCOUNT APPLICATION              (registered trademark)
                                     P.O. Box 5000
                                     Cincinnati, OH 45273-8698

You may invest in the fund after reviewing the profile(s) or the prospectus(es) for the fund(s).

For help with this application, or for an IRA, Keogh or
Business Account application, call us anytime at
1-800-544-8888.

If you are opening your account by an exchange from an
existing Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT
__________________________________________________________
Account registration:
__________________________________________________________
__ Individual  __ Joint Tenants -     __ Custodial
                  Rights of              (UGMA/UTMA)
                  Survivorship 1         Under the (state)
               __ Tenants in Common 1    ____ Uniform
               __ Community Property 1   Gifts/Transfer
                                         to Minors Act
______________________________________________________________
/_/ Trust Accounts:
______________________________________________________________
Trustee(s) Name                         Trust Taxpayer
(first, MI, last):                      Identification Number:
______________________________________________________________
Name of Trust:    for the benefit of:     Date of Trust
                                          (Month, day, year):
______________________________________________________________
Name:
______________________________________________________________
Account Owner/                     Joint Owner/Custodian Name
Minor Name (first, MI, last):      (first, MI, last):
______________________________________________________________
Address and Phone:                  /_/ Check here if this is
                                        a new address.
______________________________________________________________
Street Address and             City           State       Zip
Apartment or Box Number: 2
______________________________________________________________
Evening Phone (Home):         Daytime Phone (Work):
(    )                        (    )
______________________________________________________________
1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with
rights of survivorship. Types of joint ownership are
governed by the laws of your state of residence. If you need more information about which are appropriate in your state,
please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your
residential address with this application.

2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION
______________________________________________________________
                    Account Owner/Minor   Joint Account Owner/
                                          Custodian 1
______________________________________________________________
Social Security     ___________________   ___________________
or taxpayer
identification number 1:
Date of Birth
(month/day/year)    ______ _____ ______   _______ ____ ______
______________________________________________________________
Citizenship
  Country of
  citizenship:      _U.S. _Other________  _U.S. _Other_______
  Country of
  tax residence:    _U.S. _Other________  _U.S. _Other_______
______________________________________________________________
Occupation: We
are required by the
National Association
of Securities
Dealers (NASD) to
ask for this
information.
______________________________________________________________
Employer's Name
and Address:
______________________________________________________________
Affiliations:       _I am affiliated      _I am affiliated
                     with, or work for,    with, or work for,
                     a member firm of      a member firm of
                     the NASD              the NASD
______________________________________________________________
1 The Social Security Number or taxpayer identification
number for account owner/minor is used for tax reporting
purposes. (The custodian's Social Security Number will be
used to determine eligibility for maintenance fee waivers.)

3: INVESTMENT INFORMATION
______________________________________________________________
Please make your check payable to the full name of the
Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure
to read the profile(s) or the prospectus(es) for the fund(s)
you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es)
when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund
                         minimums vary, see the profile or the
                         prospectus for additional details.
A.______________________ $____,________,________._______
B.______________________ $____,________,________._______
C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions  Check one box: (If no
box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all
  and capital gains in     and capital gains   dividends and
  my account.              directly to my      capital gains
                           bank account via    to me by check.
                           MoneyLine
                           (registered
                           trademark). Please
                           attach a voided
                           check.
______________________________________________________________
* Note that some funds may charge a sales load and/or a
short-term trading fee. In addition an annual Fidelity
mutual fund maintenance fee of $12 may be deducted from
accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your
prospectus for additional details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES
______________________________________________________________
Fidelity Automatic Account Builder (registered trademark)
This service lets you invest automatically (monthly or
quarterly) from your bank account to your Fidelity account.
Change or cancel your plan anytime with a phone call at
least one business day before your scheduled investment.
(Automatic Account Builder normally becomes active 20 days
after your application is processed.)

To establish this feature, complete the information below
and staple to the left a voided check from your bank
account. One common name must appear on your Fidelity and
bank accounts.

Assign  Investment Amount  Investment Frequency         (month,
to Fund (Spartan minimum:  (check one)                   day,
(from   $500; Non-Spartan                                year)
Section minimum: $100)
3)
__A.    $____,______.____  _Monthly _Quarterly beginning _____
__B.    $____,______.____  _Monthly _Quarterly beginning _____
__C.    $____,______.____  _Monthly _Quarterly beginning _____

Direct Deposit
This service lets you invest directly from your paycheck or
your Social Security check. The minimum investment is $100
per pay period. To establish this feature, check the
appropriate box below. We will send you an authorization
form to complete and give to your employer.

_My check is from the  _My check is from someone other than
 federal government.    the federal government.

Transfers Between Your Bank & Fidelity
This electronic link with your bank account offers flexible
access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity
MoneyLine (Registered trademark). (See the prospectus for
details and minimum amounts. MoneyLine normally becomes
active 20 days after your application is processed.) Your
bank may charge a fee. This feature is not available with
passbook savings accounts.

_ To establish this feature, check the box at left and
staple a voided check from your bank account. One common
name must appear on your Fidelity and bank accounts.
                 [F3]

Telephone Redemptions & Exchanges
You automatically have the ability to make redemptions or
exchanges by telephone. Exchanges can be made only between
Fidelity funds that have the same account ownership. Each
fund has rules on the number of exchanges allowed each year.
Some funds have administrative fees (of up to $7.50) and
trading fees (of up to 3.0% on exchanges. (See the
appropriate fund's prospectus for details.) The exchange
privilege may be terminated or modified by Fidelity in the
future.

Checkwriting
_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only
the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on
all funds. In addition there may be a charge for
checkwriting. See prospectus for details.
______________________________________________________________
STAPLE VOIDED CHECK HERE.
______________________________________________________________
5: SIGNATURE

Each owner must sign this section.
By signing this application, I certify that:
(bullet) I have received and read the profile or the
prospectus for the fund in which I am investing. [I
understand that if I am investing based on the profile, I
will be sent a prospectus with my confirmation.] I agree to
the terms of the profile and the prospectus. I have the
authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for
me. It is my responsibility to read the prospectus of any
fund into which I exchange.
(bullet) I understand that all information provided in
sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.
(bullet) I understand that neither this fund nor Fidelity
Distributors Corporation is a bank, and fund shares are not
backed or guaranteed by any bank or insured by the FDIC.
(bullet) I ratify any instructions, including telephone
instructions, given on this account. I agree that neither
the fund nor Fidelity Service Company, Inc. will be liable
for any loss, cost or expense for acting upon any
instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the
ability to redeem and exchange by telephone, call Fidelity
for instructions.) I consent to the use of recorded
telephone conversations.
(bullet) I understand that for joint tenant accounts "I"
refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the
account without notice to the other account owners. Fidelity
Service Company, Inc. in its sole discretion, and for its
protection, may require the written consent of all account
owners prior to acting upon the instructions of any account
owner.
(bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that
(1) the Social Security or taxpayer identification number
provided above is correct (or I am waiting for a number to
be issued to me), and (2) I am not subject to backup
withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue
Service (IRS) that I am subject to backup withholding for
failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not
apply to you.)
(bullet) If I am a Non-Resident Alien, as I have indicated
above, I certify under penalties of perjury that I am not a
U.S. Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to
qualify for the reduced tax, and I am an exempt foreign
person under IRS regulations.

The Internal Revenue Service does not require your consent
to any provision of this document other than the
certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner
        Date (month,day,year)         Date (month,day,year)
X____________________________ X______________________________
For trusts, all trustees must sign. Only the custodian
should sign the application for custodial accounts.

Not authorized for distribution unless preceded or
accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998

1.706324.101

===================Front of Signature Card====================
SIGNATURE CARD FOR CHECKWRITING     ________________________
Please do not detach this card.

Checkwriting is available only for money market funds and
certain bond funds. Checkwriting minimums vary and fees may
apply. See prospectus for more information.
                             Please sign within the boxes
                             below using BLACK BALLPOINT INK.
Please use a pen and print
clearly in CAPITAL LETTERS.

Owner's Name
(first,MI,last):
____________________________ X________________________________
Joint Owner's Name
(first,MI,last):
____________________________ X________________________________
__Check here if more than one
  signature will be required
  on checks. If this box is
  not checked, only one
  signature will be required
  on checks.                                           8324100

==================Back of Signature Card======================
By signing this signature card on the reverse side, the
signatory(ies) agree(s) to be subject to the terms and
conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the
fund(s) and of UMB Bank, n.a.. ("the Bank"), as they
pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. All checks will
require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders
signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated
by the shareholders from time to time, and as recorded on
Fidelity's records, upon receipt of, and to the amount of,
checks drawn upon this account(s). In so acting, the Bank
shall be liable only for its own negligence. Shareholders
will be subject the the Bank's rules, regulations and
associated laws governing check collection, including the
Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:
1. All items, with exception of those drawn on Spartan
(registered trademark) money market funds, Fidelity Daily
Income Trust ("FDIT"), and Fidelity Municipal Money Market
Fund, must be for a minimum of $500 (or such other minimum
amounts as may from time to time be established upon prior
written notice to the shareholders, including the accounts
of Spartan money market funds, FDIT and Fidelity Municipal
Money Market Fund), or they may be returned to shareholders
marked "Refer to Maker."
2 This card supersedes any card already on file for the same
T Master Account or fund or account number.
3. Refer to the fund prospectus for minimum check amounts
and any applicable fees.
4. You may obtain a copy of the "Statement of Terms and
Conditions" applicable to your account by calling Fidelity.